Shareholder Report, Holdings (Details) - Variable Portfolio – Managed Risk Fund Class 2	Jun. 30, 2025
Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%